Commitment and Contingencies - Maturity of Finance Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 60	$ 51
2025	21	50
2026	6	15
2027		6
2028		1
Total lease payments	102	123
Less: interest	(9)	(16)
Total finance lease liabilities	$ 93	$ 107	$ 90